Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Private warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share	4,721,533		4,721,533
Working capital warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share	523,140		523,140
Public warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share	3,432,286		3,432,286
PIPE warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share	10,209,994		10,209,994
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share	2,101,760	423,932	2,101,760	423,932
SPA warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share	1,000,000		1,000,000
Senior convertible notes' shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share	1,000,000		1,000,000
Deferred founder shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share	1,173,631		1,173,631